Income Taxes - Effective tax rates (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Reconciliations of income tax expense computed at the U.S. federal statutory income tax rate to the recognized income tax expense and the U.S. statutory income tax rate to our effective tax rates
Loss before income taxes	$ 728	$ (12,943)	$ (128,726)	$ (22,450)
Less: net loss before Reverse Recapitalization			(133,404)	(22,450)
Less: net income before income taxes attributable to non-controlling interest			3,597
Net income attributable to Rush Street Interactive Inc. before income taxes			1,081
Income tax expense (benefit) at the federal statutory rate			227
State income taxes, net of federal benefit			100
Foreign operations			2,919
Change in valuation allowance			(327)
Income tax (benefit) expense	$ 804		$ 2,919	$ 0